Segments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) segments	Dec. 31, 2016 USD ($) segments	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting Information [Line Items]
Number of principal operating segments		2	2
Revenues	[1]	¥ 1,444,907	$ 208,110	¥ 1,609,196	¥ 1,637,860
Cost of revenues	[1]	(726,807)	(104,682)	(829,386)	(781,632)
Gross profit		718,100	103,428	779,810	856,228
Net advertising services [Member]
Segment Reporting Information [Line Items]
Revenues		1,232,210	177,475	1,226,516	1,190,158
Cost of revenues		(598,040)	(86,136)	(557,421)	(522,553)
Gross profit		634,170	91,339	669,095	667,605
Paid services [Member]
Segment Reporting Information [Line Items]
Revenues		212,697	30,635	382,680	447,702
Cost of revenues		(128,767)	(18,546)	(271,965)	(259,079)
Gross profit		¥ 83,930	$ 12,089	¥ 110,715	¥ 188,623

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23): Net advertising revenues 55,565 71,048 98,413 14,174 Paid services revenues 291,610 276,712 122,844 17,693 Cost of revenues (45,917) (49,363) (29,057) (4,185) Sales and marketing expenses (1,246) (1,788) (1,277) (184) General and administrative expenses (354) (1,812) (260) (37)